Basis of preparation (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Assets
Property, plant and equipment	₨ 8,636,012	$ 124,850	₨ 7,213,421	₨ 6,622,081
Intangible assets	576,519	8,335	582,512	559,102
Leasehold prepayments	1,322,748	19,123	1,344,845
Other assets	1,831,937	26,484	1,108,532
Deferred Contract costs	30,626	443	0
Other investments	194,639	2,814	145,718
Deferred tax assets	236,046	3,411	0
Total non-current assets	12,828,527	185,460	10,395,028
Inventories	1,715,314	24,798	645,848
Trade and other receivables (net)	12,627,440	182,553	10,713,886
Contract Assets	33,634	486	0
Deferred Contract costs	82,405
Prepayments for current assets	400,883	5,796	419,221
Restricted Cash	313,057	4,526	296,275	262,907
Cash and Bank Balances	1,934,918	27,973	1,991,846	1,621,358
Current assets	17,107,651	247,323	14,067,076
Total assets	29,936,178	432,783	24,462,104
Equity
Share capital	1,804,258	26,084	1,518,413
Share premium	19,352,084	279,770	18,694,030
Share based payment reserves	306,080	4,425	309,695
Other components of equity	54,613	790	33,635
Accumulated deficit	(10,738,207)	(155,241)	(11,550,820)
Total equity attributable to equity holders of the Company	10,778,828	155,828	9,004,953
Total Equity	10,778,828	155,828	9,004,953	8,264,419	₨ 7,500,831
Liabilities
Finance lease obligations, other than current installments	27,027	391	96,879
Borrowings	3,328,544	48,120	2,013,688
Employee benefits	170,811	2,469	147,480
Contract liabilities	1,022,385	14,780	0
Other liabilities	172,423	2,493	983,152
Total non-current liabilities	4,721,190	68,253	3,241,199
Finance lease obligations, current installments	69,852	1,010	89,086
Borrowings	3,329,767	48,138	1,472,177
Bank overdraft	1,553,203	22,454	2,121,537	₨ 991,161
Trade and other payables	8,149,536	117,817	7,361,091
Contract liabilities	1,333,802	19,283	0
Deferred income	0	0	1,172,061
Total current liabilities	14,436,160	208,702	12,215,952
Total liabilities	19,157,350	276,955	15,457,151
Total equity and liabilities	29,936,178	$ 432,783	₨ 24,462,104
Adjustments Under IFRS 15 [Member]
Assets
Property, plant and equipment	0
Intangible assets	0
Leasehold prepayments	0
Other assets	0
Deferred Contract costs	(30,626)
Other investments	0
Deferred tax assets	0
Total non-current assets	(30,626)
Inventories	0
Trade and other receivables (net)	0
Contract Assets	0
Deferred Contract costs	(82,405)
Prepayments for current assets	0
Restricted Cash	0
Cash and Bank Balances	0
Current assets	(82,405)
Total assets	(113,031)
Equity
Share capital	0
Share premium	0
Share based payment reserves	0
Other components of equity	46,633
Accumulated deficit	0
Total equity attributable to equity holders of the Company	46,633
Total Equity	46,633
Liabilities
Finance lease obligations, other than current installments	0
Borrowings	0
Employee benefits	0
Contract liabilities	(35,604)
Other liabilities	0
Total non-current liabilities	(35,604)
Finance lease obligations, current installments	0
Borrowings	0
Bank overdraft	0
Trade and other payables	0
Contract liabilities	(124,060)
Total current liabilities	(124,060)
Total liabilities	(159,664)
Total equity and liabilities	(113,031)
WithOut Adoption Of IFRS 15 [Member]
Assets
Property, plant and equipment	8,636,012
Intangible assets	576,519
Leasehold prepayments	1,322,748
Other assets	1,831,937
Deferred Contract costs	0
Other investments	194,639
Deferred tax assets	236,046
Total non-current assets	12,797,901
Inventories	1,715,314
Trade and other receivables (net)	12,627,440
Contract Assets	33,634
Deferred Contract costs	0
Prepayments for current assets	400,883
Restricted Cash	313,057
Cash and Bank Balances	1,934,918
Current assets	17,025,246
Total assets	29,823,147
Equity
Share capital	1,804,258
Share premium	19,352,084
Share based payment reserves	306,080
Other components of equity	101,246
Accumulated deficit	(10,738,207)
Total equity attributable to equity holders of the Company	10,825,461
Total Equity	10,825,461
Liabilities
Finance lease obligations, other than current installments	27,027
Borrowings	3,328,544
Employee benefits	170,811
Contract liabilities	986,781
Other liabilities	172,423
Total non-current liabilities	4,685,586
Finance lease obligations, current installments	69,852
Borrowings	3,329,767
Bank overdraft	1,553,203
Trade and other payables	8,149,536
Contract liabilities	1,209,742
Total current liabilities	14,312,100
Total liabilities	18,997,686
Total equity and liabilities	₨ 29,823,147